Prepaids and Other, Net (Tables)	12 Months Ended
Dec. 31, 2021
Prepaids and Other, Net
Components of prepaids and other

The following table provides the components of Prepaids and other, net and Other assets (dollars in thousands):

	December 31, 2021	December 31, 2020
Prepaids and other, net
Prepaids
Insurance	$1,014	$1,847
Mining claims and permitting fees	891	417
License fees	186	259
Equipment mobilization	—	423
Other	56	252
Deposits	195	1,105
Total	$2,342	$4,303

Other assets
Equipment not in use	$—	$12,238
Royalty - advance payment	600	360
Prepaid supplies inventory	—	885
Total	$600	$13,483